Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of Accrued Expenses and Other Liabilities

Accrued expenses and other liabilities consisted of the following (in thousands):

	December 31,
	2023	2022
Compensation and benefits	$2,949	$2,972
External research and development expenses	3,227	2,188
Professional services	373	795
Property and equipment	115	217
Facility costs	314	910
Other liabilities	850	1,210
	$7,828	$8,292